Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales of electricity	$ 78,362	$ 80,269	$ 102,443
Sales of gas		6,868	31,296
Other (income)/expenses, net	(63)	393	331
Financing expenses, net	1,256	(2,091)	18,444
Repayment of loan to Ansonia		(77,085)
Repayment of loan to IC		$ (239,971)